Quarterly Report
December 31, 2021
MFS®  Research Fund
MFR-Q1

Portfolio of Investments
12/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Aerospace & Defense – 3.2%
Honeywell International, Inc.	435,874	$90,884,088
Howmet Aerospace, Inc.	1,022,091	32,533,157
L3Harris Technologies, Inc.	248,588	53,008,905
Northrop Grumman Corp.	105,847	40,970,198
Raytheon Technologies Corp.	833,370	71,719,822
		$289,116,170
Alcoholic Beverages – 0.6%
Constellation Brands, Inc., “A”	212,814	$53,409,930
Apparel Manufacturers – 1.1%
NIKE, Inc., “B”	591,487	$98,583,138
Automotive – 0.5%
Aptiv PLC (a)	259,165	$42,749,267
Biotechnology – 1.2%
Illumina, Inc. (a)	92,616	$35,234,831
Vertex Pharmaceuticals, Inc. (a)	354,680	77,887,728
		$113,122,559
Broadcasting – 0.2%
Discovery Communications, Inc., “C” (a)	855,754	$19,596,767
Brokerage & Asset Managers – 1.9%
Charles Schwab Corp.	1,551,873	$130,512,519
CME Group, Inc.	198,078	45,252,900
		$175,765,419
Business Services – 4.3%
Accenture PLC, “A”	349,102	$144,720,234
Cognizant Technology Solutions Corp., “A”	531,367	47,142,880
Fidelity National Information Services, Inc.	630,631	68,833,374
Fiserv, Inc. (a)	709,628	73,652,290
Global Payments, Inc.	346,163	46,794,315
Thoughtworks Holding, Inc. (a)	399,847	10,719,898
		$391,862,991
Cable TV – 1.2%
Cable One, Inc.	23,022	$40,598,146
Charter Communications, Inc., “A” (a)	108,058	70,450,574
		$111,048,720
Computer Software – 13.3%
Adobe Systems, Inc. (a)	281,391	$159,565,581
Atlassian Corp. PLC, “A” (a)	166,721	63,569,050
Black Knight, Inc. (a)	730,945	60,588,031
Cadence Design Systems, Inc. (a)	538,987	100,440,227
Microsoft Corp. (s)	2,053,300	690,565,856
salesforce.com, inc. (a)	534,299	135,781,405
		$1,210,510,150

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 4.7%
Apple, Inc. (s)	1,751,048	$310,933,594
Constellation Software, Inc.	37,508	69,590,913
NICE Systems Ltd., ADR (a)	152,967	46,440,781
		$426,965,288
Construction – 3.1%
AvalonBay Communities, Inc., REIT	103,612	$26,171,355
AZEK Co., Inc. (a)	810,425	37,474,052
Masco Corp.	762,591	53,549,140
Otis Worldwide Corp.	582,143	50,687,191
Sherwin-Williams Co.	186,246	65,588,392
Vulcan Materials Co.	221,471	45,972,950
		$279,443,080
Consumer Products – 1.2%
Colgate-Palmolive Co.	694,689	$59,284,759
Kimberly-Clark Corp.	336,099	48,035,269
		$107,320,028
Consumer Services – 0.2%
Bright Horizons Family Solutions, Inc. (a)	175,398	$22,079,100
Electrical Equipment – 1.9%
Johnson Controls International PLC	1,049,536	$85,337,772
TE Connectivity Ltd.	349,625	56,408,498
Vertiv Holdings Co.	1,099,623	27,457,586
		$169,203,856
Electronics – 3.3%
Applied Materials, Inc.	704,638	$110,881,836
Lam Research Corp.	106,150	76,337,772
NXP Semiconductors N.V.	513,417	116,946,124
		$304,165,732
Energy - Independent – 2.0%
ConocoPhillips	1,116,554	$80,592,868
Diamondback Energy, Inc.	266,391	28,730,269
Pioneer Natural Resources Co.	266,796	48,524,857
Valero Energy Corp.	343,656	25,812,002
		$183,659,996
Food & Beverages – 2.2%
Hostess Brands, Inc. (a)	1,000,693	$20,434,151
Mondelez International, Inc.	1,011,123	67,047,566
Oatly Group AB, ADR (a)	1,804,807	14,366,264
PepsiCo, Inc.	569,929	99,002,366
		$200,850,347
Food & Drug Stores – 0.9%
Wal-Mart Stores, Inc.	564,674	$81,702,681
Gaming & Lodging – 0.4%
Penn National Gaming, Inc. (a)	168,439	$8,733,562
Wyndham Hotels & Resorts, Inc.	296,508	26,581,942
		$35,315,504
General Merchandise – 0.9%
Dollar General Corp.	343,055	$80,902,661

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 1.5%
Cigna Corp.	366,826	$84,234,254
Humana, Inc.	108,750	50,444,775
		$134,679,029
Insurance – 2.7%
Aon PLC	417,812	$125,577,575
Chubb Ltd.	424,118	81,986,250
Reinsurance Group of America, Inc.	318,238	34,843,879
Willis Towers Watson PLC	32,265	7,662,615
		$250,070,319
Internet – 7.6%
Alphabet, Inc., “A” (a)(s)	158,449	$459,033,091
Alphabet, Inc., “C” (a)	12,095	34,997,971
Meta Platforms, Inc., “A” (a)	608,045	204,515,936
		$698,546,998
Leisure & Toys – 0.9%
Electronic Arts, Inc.	595,999	$78,612,268
Machinery & Tools – 2.1%
Ingersoll Rand, Inc.	1,360,762	$84,190,345
PACCAR, Inc.	362,982	32,036,791
Roper Technologies, Inc.	147,931	72,761,342
		$188,988,478
Major Banks – 3.9%
JPMorgan Chase & Co.	971,832	$153,889,597
Morgan Stanley	1,145,506	112,442,869
PNC Financial Services Group, Inc.	446,912	89,614,794
		$355,947,260
Medical & Health Technology & Services – 1.4%
ICON PLC (a)	242,939	$75,238,208
McKesson Corp.	220,935	54,917,813
		$130,156,021
Medical Equipment – 5.4%
Becton, Dickinson and Co.	253,599	$63,775,077
Boston Scientific Corp. (a)	1,743,740	74,074,075
Danaher Corp.	446,839	147,014,499
Envista Holdings Corp. (a)	749,596	33,776,796
Maravai Lifesciences Holdings, Inc., “A” (a)	944,162	39,560,388
Medtronic PLC	741,481	76,706,209
STERIS PLC	242,595	59,050,049
		$493,957,093
Natural Gas - Pipeline – 0.2%
Enterprise Products Partners LP	725,013	$15,921,285
Network & Telecom – 0.6%
Equinix, Inc., REIT	61,871	$52,332,967
Other Banks & Diversified Financials – 3.8%
Northern Trust Corp.	507,108	$60,655,188
Truist Financial Corp.	1,721,769	100,809,575
Visa, Inc., “A”	859,821	186,331,809
		$347,796,572

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 3.7%
Eli Lilly & Co.	349,935	$96,659,046
Johnson & Johnson	439,349	75,159,433
Merck & Co., Inc.	1,181,531	90,552,536
Zoetis, Inc.	306,291	74,744,193
		$337,115,208
Railroad & Shipping – 1.2%
Canadian Pacific Railway Ltd. (l)	1,185,265	$85,267,964
CSX Corp.	613,223	23,057,185
		$108,325,149
Real Estate – 1.0%
Extra Space Storage, Inc., REIT	204,794	$46,432,944
STORE Capital Corp., REIT	1,393,579	47,939,117
		$94,372,061
Restaurants – 1.5%
Starbucks Corp.	799,481	$93,515,293
Wendy's Co.	1,897,191	45,248,005
		$138,763,298
Specialty Chemicals – 1.9%
Air Products & Chemicals, Inc.	162,961	$49,582,514
Axalta Coating Systems Ltd. (a)	1,378,264	45,648,103
DuPont de Nemours, Inc.	919,337	74,264,043
		$169,494,660
Specialty Stores – 6.7%
Amazon.com, Inc. (a)(s)	121,160	$403,988,634
Farfetch Ltd., “A” (a)	455,690	15,233,717
Home Depot, Inc.	353,525	146,716,410
Ross Stores, Inc.	435,434	49,761,398
		$615,700,159
Telecommunications - Wireless – 1.8%
SBA Communications Corp., REIT	297,066	$115,564,615
T-Mobile US, Inc. (a)	454,201	52,678,232
		$168,242,847
Tobacco – 0.6%
Philip Morris International, Inc. (s)	600,230	$57,021,850
Utilities - Electric Power – 2.9%
American Electric Power Co., Inc.	367,805	$32,723,611
Duke Energy Corp.	596,484	62,571,172
Generac Holdings, Inc. (a)	51,763	18,216,435
NextEra Energy, Inc.	765,457	71,463,065
PG&E Corp. (a)	2,548,362	30,937,115
Southern Co.	747,225	51,244,690
		$267,156,088
Total Common Stocks		$9,100,572,994
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 0.07% (v)	39,358,404	$39,358,404

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Securities Sold Short – (0.2)%
Telecommunications - Wireless – (0.2)%
Crown Castle International Corp., REIT	(116,649)	$(24,349,312)

Other Assets, Less Liabilities – 0.1%		12,082,091
Net Assets – 100.0%		$9,127,664,177
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $39,358,404 and $9,100,572,994, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At December 31, 2021, the fund had liquid securities with an aggregate value of $73,515,615 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$9,100,572,994	$—	$—	$9,100,572,994
Mutual Funds	39,358,404	—	—	39,358,404
Total	$9,139,931,398	$—	$—	$9,139,931,398
Securities Sold Short	$(24,349,312)	$—	$—	$(24,349,312)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At December 31, 2021, the value of securities loaned was $30,476,805. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $31,238,288.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$90,355,775	$229,287,697	$280,285,068	$—	$—	$39,358,404
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,403	$—
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.